Major Categories of Assets Measured at Fair Value on Recurring Basis (Detail) - Pension Plan - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 594,769	$ 557,271
Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	589,050	542,779
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	113	407
Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,538	4,494
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,068	9,591
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	6,742	9,998
Fair Value, Inputs, Level 1 | Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	1,307
Fair Value, Inputs, Level 1 | Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	113	407
Fair Value, Inputs, Level 1 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	3,254
Fair Value, Inputs, Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,068	9,591
Fair Value, Inputs, Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	588,027	547,273
Fair Value, Inputs, Level 2 | Investment Funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	587,743	542,779
Fair Value, Inputs, Level 2 | Insurance Contracts
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 284	$ 4,494